PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - Pension and postretirement benefits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	$ 607.0	$ 572.0
Actual return on plan assets	24.0	54.2
Employer contributions	0.6	0.5
Plan participants' contributions	4.7	5.1
Benefits and settlements paid	(18.1)	(18.3)
Administrative fees	(1.2)	(1.0)
Transfer	(5.2)	(5.5)
Fair value of plan assets at the end of the year	$ 611.8	$ 607.0